Fair Value Measurements (Details) - Schedule of Assets and Liabilities That Are Measured At Fair Value on a Recurring Basis - Rosecliff Acquisition Corp I [Member] - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Level 1 [Member]
Assets:
Investments and Cash held in Trust Account – U.S. Treasury Securities Money Market Fund		$ 253,027,240
Level 1 & 2 [Member] | Public Warrants [Member]
Liabilities:
Warrant Liability	253,000	6,493,666
Level 2 [Member] | Private Placement Warrants [Member]
Liabilities:
Warrant Liability	$ 141,200	$ 3,648,976